Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Interest expense	₩ (4,891,296)	₩ (5,969,398)	₩ (4,992,367)
Profit before income taxes	4,753,871	4,911,508	4,466,610
Income tax expense	1,255,795	1,269,124	1,268,345
Profit for the year	3,498,076	3,642,384	3,198,265
Parent Company only
Income
Dividends from banking subsidiaries	892,420	892,310	541,524
Dividends from non-banking subsidiaries	495,110	428,634	866,150
Interest income from banking subsidiaries	194	263	268
Interest income from non-banking subsidiaries	68,914	38,968	31,224
Other income	268,784	125,324	74,215
Total income	1,725,422	1,485,499	1,513,381
Expenses
Interest expense	(231,205)	(206,815)	(187,882)
Other expense	(216,708)	(147,589)	(89,145)
Total expenses	(447,913)	(354,404)	(277,027)
Profit before income taxes	1,277,509	1,131,095	1,236,354
Income tax expense	3,066	1,922	1,471
Profit for the year	₩ 1,274,443	₩ 1,129,173	₩ 1,234,883